UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		October 26, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		$134,279



List of Other Included Managers:			None

FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     1,420  110,800sh         sole               110,800
ATMI, Inc.             Common        00207R101     4,697  304,000sh         sole               304,000
Accrue Software Inc.   Common        00437W102        66  300,000sh         sole               300,000
Aspect Communications  Common        045237104       788  440,000sh         sole               440,000
Atmel Corp.            Common        049513104       676  101,200sh         sole               101,200
Atrix Laboratories, IncCommon        04962L101     1,175   50,000sh         sole                50,000
Carnival Corp.         Class A       143658102     1,321   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     4,481  410,000sh         sole               410,000
Comverse Technology    Common        205862402     4,661  227,600sh         sole               227,600
Diamondcluster InternatCommon        252762109     1,675  170,000sh         sole               170,000
Documentum, Inc.       Common        256159104     2,703  330,000sh         sole               330,000
Dollar Tree Stores Inc.Common        256747106     1,275   67,500sh         sole                67,500
E M C Corp Mass        Common        268648102     2,056  175,000sh         sole               175,000
Elan PLC               ADR           284131208     4,143   85,517sh         sole                85,517
Flow International CorpCommon        343468104     2,904  300,000sh         sole               300,000
Health Mgmt Assoc Inc NClass A       421933102     2,699  130,000sh         sole               130,000
Innoveda Inc.          Common        45769F102       151  225,000sh         sole               225,000
JDS Uniphase Corp.     Common        46612J101     2,086  330,000sh         sole               330,000
KV Pharmaceutical Co   Class A       482740206     6,084  225,000sh         sole               225,000
Kensey Nash Corp.      Common        490057106     7,174  375,000sh         sole               375,000
Legato Systems         Common        524651106     4,110  750,000sh         sole               750,000
Lo Jack Corp.          Common        539451104     2,100  420,000sh         sole               420,000
MRO Software Inc.      Common        55347W105     4,131  405,000sh         sole               405,000
Mapics, Inc            Common        564910107       365   65,000sh         sole                65,000
Maxim Integrated ProducCommon        57772K101     5,691  162,875sh         sole               162,875
McData Corporation - A Common        580031201        62    7,361sh         sole                 7,361
Molecular Devices Corp Common        60851C107     4,660  250,000sh         sole               250,000
Network Appliances Inc Common        64120l104     2,380  350,000sh         sole               350,000
Nextel Comm Inc.       Class A       65332V103     1,555  180,000sh         sole               180,000
Orthodontic Centers of Common        68750P103     3,698  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107     1,804  620,000sh         sole               620,000
Planar Systems         Common        726900103     6,636  330,000sh         sole               330,000
ProsoftTraining.com    Common        743477101       317  495,000sh         sole               495,000
ProsoftTraining.com    Unregistered  743477101       115  180,000sh         sole               180,000
Proxim, Inc.           Common        744284100     2,779  285,000sh         sole               285,000
QRS Corp.              Common        74726X105     2,520  300,000sh         sole               300,000
Renaissance Learning InCommon        75968L105     9,873  300,000sh         sole               300,000
Roxio                  Common        780008108     1,216   80,000sh         sole                80,000
Secure Computing Corp. Common        813705100     2,045  210,000sh         sole               210,000
Serena Software, Inc.  Common        817492101     2,563  220,000sh         sole               220,000
SonicWALL, Inc.        Common        835470105     2,317  195,000sh         sole               195,000
Stellent Inc.          Common        85856W105     3,240  225,000sh         sole               225,000
Symantec Corp.         Common        871503108     2,600   75,000sh         sole                75,000
SymmetriCom, Inc.      Common        871543104     3,590  660,000sh         sole               660,000
Systemone Technologies,Common        87187Q104       125  100,000sh         sole               100,000
TJX Cos Inc new        Common        872540109     3,290  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101       502   70,000sh         sole                70,000
Triquint Semiconductor Common        89674K103     2,760  172,605sh         sole               172,605
UroCor, Inc.           Common        91727P105     1,934  110,000sh         sole               110,000
Verilink               Common        923432108       861  525,000sh         sole               525,000
Wind River Systems, IncCommon        973149107     2,205  210,000sh         sole               210,000













